Commitments and Contingent Liabilities - Schedule of Benefits Expected to Paid (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Benefits Expected to Paid [Abstract]
2025	$ 81	[1]
2026	172
2027
2028	119
2029	259
2030 and thereafter	8,275
Total payments	$ 8,906

[1]	presented as part of employee related obligations